Reflect Scientific, Inc.

1270 South 1380 West

Orem, Utah 84058

November 20, 2007

Jay Mumford, Esq.

Division of Corporation Finance

Mail Stop 6010

United Stated Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

RE:          Reflect Scientific, Inc.

Registration Statement on Form SB-2

File No. 333-145737

Dear Mr. Mumford:

Reflect Scientific, Inc. is filing amendment No. 3 to its Registration Statement on form SB-2 to update its financial statements with its third quarter, September 30, 2007, financial statements.  If you have any questions or need further information, please telephone.

Sincerely,

Reflect Scientific, Inc.

/s/David Strate

David Strate, CFO